RISK MANAGEMENT (Details 3) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [Abstract]
Loans and receivables to customers	$ 19,764,078	$ 20,444,648	$ 7,010,665
Total overdue debt	1,116,000	841,957	153,610
Current [member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	20,012,412	20,889,983	6,857,055
1 Month [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	396,178	115,234	29,839
1 - 3 Months [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	257,807	259,648	17,616
3 Months to 1 Year [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	462,015	467,075	106,155
Loans And Receivables From Banks, Net [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Loans and receivables to customers	70,285	150,780	98,398
Total overdue debt
Loans And Receivables From Banks, Net [Member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	70,285	150,780	98,398
Loans And Receivables From Banks, Net [Member] | 1 Month [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total
Loans And Receivables From Banks, Net [Member] | 1 - 3 Months [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total
Loans And Receivables From Banks, Net [Member] | 3 Months to 1 Year [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total
Loans And Receivables From Customers, Net [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Loans and receivables to customers	19,764,078	20,444,648
Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Loans and receivables to customers	14,200,919	15,074,744	4,617,127
Total overdue debt	673,975	636,270	89,188
Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Loans and receivables to customers	2,692,058	3,898,220	758,865
Total overdue debt	170,661	16,280	61,683
Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Loans and receivables to customers	4,165,150	3,865,045	758,865
Total overdue debt	271,364	189,407	61,683
Loans And Receivables From Customers, Net [Member] | Current [member] | Commercial Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	319,377	14,438,474	4,527,939
Loans And Receivables From Customers, Net [Member] | Current [member] | Consumer Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	2,521,397	3,881,940	697,182
Loans And Receivables From Customers, Net [Member] | Current [member] | Mortgage Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	3,893,786	2,418,789	697,182
Loans And Receivables From Customers, Net [Member] | 1 Month [Member] | Commercial Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	143,063	103,689	27,487
Loans And Receivables From Customers, Net [Member] | 1 Month [Member] | Consumer Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	68,955	2,137	1,906
Loans And Receivables From Customers, Net [Member] | 1 Month [Member] | Mortgage Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	115,688	9,408	1,906
Loans And Receivables From Customers, Net [Member] | 1 - 3 Months [Member] | Commercial Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	211,535	247,807	13,600
Loans And Receivables From Customers, Net [Member] | 1 - 3 Months [Member] | Consumer Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	52,854	1,532	3,587
Loans And Receivables From Customers, Net [Member] | 1 - 3 Months [Member] | Mortgage Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	61,890	10,309	3,587
Loans And Receivables From Customers, Net [Member] | 3 Months to 1 Year [Member] | Commercial Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	13,526,944	284,774	48,101
Loans And Receivables From Customers, Net [Member] | 3 Months to 1 Year [Member] | Consumer Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	48,852	12,611	56,190
Loans And Receivables From Customers, Net [Member] | 3 Months to 1 Year [Member] | Mortgage Loans [Member]
Disclosure of financial assets that are either past due or impaired [Abstract]
Total	$ 93,786	$ 169,690	$ 56,190